Loans Payable (Details) - Schedule of loans payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of loans payable [Abstract]
Balance, beginning of the period	$ 2,543,083
New loans	1,432,000	2,543,083
Repayment of loans	(3,975,083)
Balance, end of the period		$ 2,543,083